Related party balances and transactions - Amounts due from related parties (Details)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Related party balances and transactions
Amounts due from related parties	¥ 17,558	$ 2,451	¥ 4,439,705
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Mr. Yuan Li
Related party balances and transactions
Amounts due from related parties			¥ 4,439,705
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]			Related Party [Member]
JD LIYUAN LIMITED
Related party balances and transactions
Amounts due from related parties	¥ 17,558	$ 2,451
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]